Loans Payable – Related Parties - Schedule of Loans Payable – Related Parties (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 1,566,988	$ 2,566,988	$ 270,000
Less: loans payable – related parties, current portion	(619,440)	(1,627,294)
Loans payable – related parties, net of current portion	947,548	939,694	270,000
September 2023 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties			270,000
Shareholder 2024 Loans [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	1,353,639	1,353,639
July 2024 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 213,349	$ 1,213,349